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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001
                                               ---------------------------

Check here if Amendment [   ]; Amendment Number:
                                                 --------
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       CORUS BANKSHARES, INC.
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Address:    3959 N. LINCOLN AVENUE
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            CHICAGO, IL 60613
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 Form 13F File Number: 28-
                          -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael E. Dulberg
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Title:    First Vice President and Chief Accounting Officer
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Phone:    773-832-3473
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Signature, Place, and Date of Signing:

/s/ MICHAEL E. DULBERG       Chicago, IL                     February 12, 2002
--------------------------   ---------------------------     ------------------
[Signature]                  [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0
                                              -----------------------

Form 13F Information Table Entry Total:       33
                                              -----------------------

Form 13F Information Table Value Total:      $163,025
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                                                    (thousands)


List of Other Included Managers:  None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None
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                                                     FORM 13F INFORMATION TABLE

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                                                                                                                      COLUMN 8
COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7      VOTING AUTHORITY
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NAMES OF                              TITLE OF                VALUE    SHRS OR SH/  PCT  INVESTMENT   OTHER
 ISSUER                                CLASS        CUSIP    [x$1000]  PRN AMT PRN CALL  DISCRETION  MANAGERS    SOLE  SHARED  NONE
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AMCORE FINL INC                    COMMON SHARES  023912108    3,185   142,500 SH             SOLE              142,500
AMSOUTH BANCORPORATION             COMMON SHARES  032165102    8,808   466,015 SH             SOLE              466,015
ASSOCIATED BANC CORP               COMMON SHARES  045487105    2,592    73,442 SH             SOLE               73,442
BANK OF AMERICA CORPORATION        COMMON SHARES  060505104    6,287    99,873 SH             SOLE               99,873
BANK NEW YORK INC                  COMMON SHARES  064057102    4,080   100,000 SH             SOLE              100,000
BANK ONE CORP                      COMMON SHARES  06423A103    5,377   137,700 SH             SOLE              137,700
BANKNORTH GROUP INC NEW            COMMON SHARES  06646R107    2,027    90,000 SH             SOLE               90,000
CHARTER ONE FINL INC               COMMON SHARES  160903100    8,754   322,418 SH             SOLE              322,418
CITIGROUP INC                      COMMON SHARES  172967101   11,358   225,000 SH             SOLE              225,000
COMERICA INC                       COMMON SHARES  200340107   11,483   200,400 SH             SOLE              200,400
COMMERCE BANCSHARES INC            COMMON SHARES  200525103    1,008    25,844 SH             SOLE               25,844
COMMUNITY FIRST BANKSHARES INC     COMMON SHARES  203902101      655    25,500 SH             SOLE               25,500
COMPASS BANCSHARES INC             COMMON SHARES  20449H109    3,078   108,750 SH             SOLE              108,750
FIDELITY BANCORP INC DEL           COMMON SHARES  31583B105    1,525    55,000 SH             SOLE               55,000
1ST SOURCE CORP                    COMMON SHARES  336901103      393    18,992 SH             SOLE               18,992
FIRST VA BANKS INC                 COMMON SHARES  337477103      906    17,850 SH             SOLE               17,850
FLEETBOSTON FINL CORP              COMMON SHARES  339030108   15,475   423,960 SH             SOLE              423,960
HIBERNIA CORP                      COMMON SHARES  428656102    2,743   154,200 SH             SOLE              154,200
JP MORGAN CHASE & CO               COMMON SHARES  46625H100   11,599   319,100 SH             SOLE              319,100
M & T BK CORP                      COMMON SHARES  55261F104    1,624    22,293 SH             SOLE               22,293
MAF BANCORP INC                    COMMON SHARES  55261R108    6,140   208,125 SH             SOLE              208,125
MELLON FINL CORP                   COMMON SHARES  58551A108    3,762   100,000 SH             SOLE              100,000
MERCANTILE BANKSHARES CORP         COMMON SHARES  587405101    2,518    58,500 SH             SOLE               58,500
MERRILL LYNCH & CO INC             COMMON SHARES  590188108    6,880   132,000 SH             SOLE              132,000
MORGAN STANLEY DEAN WITTER&CO      COMMON SHARES  617446448    4,587    82,000 SH             SOLE               82,000
NATIONAL CITY CORP                 COMMON SHARES  635405103    2,179    74,520 SH             SOLE               74,520
OLD SECOND BANCORP INC ILL         COMMON SHARES  680277100    8,130   206,250 SH             SOLE              206,250
PROVIDENT BANCSHARES CORP          COMMON SHARES  743859100    1,063    43,757 SH             SOLE               43,757
SOUTHTRUST CORP                    COMMON SHARES  844730101    4,833   195,900 SH             SOLE              195,900
SUNTRUST BKS INC                   COMMON SHARES  867914103    3,010    48,000 SH             SOLE               48,000
U S BANCORP DEL                    COMMON SHARES  902973304    5,627   268,871 SH             SOLE              268,871
UNION PLANTERS CORP                COMMON SHARES  908068109    4,319    95,704 SH             SOLE               95,704
WACHOVIA CORP 2ND NEW              COMMON SHARES  929903102    7,020   223,840 SH             SOLE              223,840



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